Investments in Unconsolidated Real Estate Ventures - Summary of Investments in Unconsolidated Real Estate Ventures (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2022		Dec. 31, 2021
Investments In Unconsolidated Real Estate Ventures [Line Items]
Carrying Value of Investment		$ 27,768,860		$ 18,943,284
Dupont Ontario [Member]
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1]	October 2019
Carrying Value of Investment	[1]	$ 4,252,196		$ 0
East York, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		June 2020	[2]	June 2020
Carrying Value of Investment	[2]	$ 5,960,175		$ 6,393,576
Brampton, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		November 2020	[2]	November 2020
Carrying Value of Investment	[2]	$ 2,150,445		$ 2,354,346
Vaughan, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		January 2021	[2]	January 2021
Carrying Value of Investment	[2]	$ 2,618,769		$ 2,871,265
Oshawa, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		August 2021	[2]	August 2021
Carrying Value of Investment	[2]	$ 1,524,294		$ 1,801,413
Scarborough, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		November 2021	[2]	November 2021
Carrying Value of Investment	[2]	$ 2,358,365		$ 2,862,677
Aurora, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1]	Under Development
Carrying Value of Investment	[1]	$ 2,224,813		0
Markham, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1]	Under Development
Carrying Value of Investment	[1]	$ 937,728		$ 0
Kingspoint Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		Under Development	[2]	Under Development
Carrying Value of Investment	[2]	$ 2,970,186		$ 2,660,007
Regent, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3]	Under Development
Carrying Value of Investment	[3]	$ 2,771,889		$ 0

[1]	These joint venture properties were acquired through the SSGT II Merger.
[2]	These joint venture properties were acquired through the SST IV Merger.
[3]	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.